General	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
1. General
Description of Business and Basis of Presentation
SunCoke Energy Partners, L.P., (the "Partnership", "we", "our", and "us"), is a Delaware limited partnership formed in July 2012, which primarily manufactures coke used in the blast furnace production of steel. On January 24, 2013, we completed the initial public offering ("IPO") of our common units representing limited partner interests. In connection with the IPO, we acquired from SunCoke Energy, Inc. ("SunCoke") a 65 percent interest in each of Haverhill Coke Company LLC ("Haverhill") and Middletown Coke Company, LLC ("Middletown") and the cokemaking facilities and related assets held by Haverhill and Middletown. On May 9, 2014, we completed the acquisition of an additional 33 percent interest in the Haverhill and Middletown cokemaking facilities for a total transaction value of $365.0 million. See Note 4. At December 31, 2014, SunCoke owns the remaining 2 percent interest in each of Haverhill and Middletown, and, through its subsidiary, owns a 54.0 percent partnership interest in us and all of our incentive distribution rights and indirectly owns and controls our general partner, which holds a 2.0 percent general partner interest in us.
On January 13, 2015, the Partnership acquired a 75 percent interest in SunCoke's Gateway Energy and Coke Company, LLC ("Granite City") cokemaking facility for a total transaction value of $245.0 million (the "Granite City Dropdown"). The remaining 25 percent interest continues to be owned by SunCoke. See Note 4. Subsequent to the Granite City Dropdown, SunCoke, through its subsidiary, owns a 56.1 percent partnership interest in us and all of our incentive distribution rights and indirectly owns and controls our general partner, which holds a 2.0 percent general partner interest in us. As discussed further below, the Granite City Dropdown was a transfer of a business between entities under common control. Accordingly, our historical financial information has been retrospectively adjusted to include Granite City’s historical results and financial position for all periods presented.
Coke is a principal raw material in the blast furnace steelmaking process. Coke is generally produced by heating metallurgical coal in a refractory oven, which releases certain volatile components from the coal, thus transforming the coal into coke. Our cokemaking ovens utilize efficient, modern heat recovery technology designed to combust the coal’s volatile components liberated during the cokemaking process and use the resulting heat to create steam or electricity for sale. This differs from by-product cokemaking which seeks to repurpose the coal’s liberated volatile components for other uses. We believe that heat recovery technology has several advantages over the alternative by-product cokemaking process, including producing higher quality coke, using waste heat to generate steam or electricity for sale and reducing environmental impact. We license this advanced heat recovery cokemaking process from SunCoke.
The Granite City facility and the first phase of the Haverhill facility, or Haverhill 1, have steam generation facilities which use hot flue gas from the cokemaking process to produce steam for sale to customers pursuant to steam supply and purchase agreements. Granite City and Haverhill 1 sell steam to third-parties. The Middletown facility and the second phase of the Haverhill facility, or Haverhill 2, have cogeneration plants that use the hot flue gas created by the cokemaking process to generate electricity, which is either sold into the regional power market or to AK Steel pursuant to energy sales agreements.
We also provide coal handling and blending services with our Coal Logistics business. Our terminal located in East Chicago, Indiana, SunCoke Lake Terminal, LLC ("Lake Terminal") provides coal handling and blending services to SunCoke's Indiana Harbor cokemaking operations. Kanawha River Terminals ("KRT") is a leading metallurgical and thermal coal blending and handling terminal service provider with collective capacity to blend and transload 30 million tons of coal annually through its operations in West Virginia and Kentucky. Coal is transported from the mine site in numerous ways, including rail, truck, barge or ship. Our coal terminals act as intermediaries between coal producers and coal end users by providing transloading, storage and blending services. We do not take possession of coal in our Coal Logistics business, but instead earn revenue by providing coal handling and blending services to our customers on a fee per ton basis. We provide blending and handling services to steel, coke (including some of our domestic cokemaking facilities), electric utility and coal producing customers. See Note 4.
The Granite City Dropdown was a transfer of a business between entities under common control, which is required to be accounted for as if the transfer occurred at the beginning of the period of transfer. Prior periods have been retrospectively adjusted to furnish comparative information.  Accordingly, the accompanying financial statements and notes have been retrospectively adjusted to include the historical results and financial position of Granite City. See Note 4.
The combined financial statements for periods prior to the IPO are the results of our predecessor for accounting purposes and include the operations of Haverhill, Middletown and Granite City. We refer to our pre-IPO predecessor and the operations of Granite City prior to the Granite City Dropdown on January 13, 2015 collectively as our “Predecessors.” The combined financial statements of our Predecessors reflect the combined historical results of operations, financial position and cash flows of our Predecessors as if such businesses had been combined for all periods presented and were prepared using SunCoke’s historical basis in the assets and liabilities of the Predecessors. The combined financial statements include all revenues, costs, assets and liabilities attributed to the Predecessors after the elimination of all intercompany accounts and transactions.
All financial information presented for the periods after the IPO represents the consolidated results of operations, financial position and cash flows of the Partnership giving retrospective effect to the combined results of operations, financial position and cash flows of the Granite City operations. Accordingly:

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Our combined and consolidated statements of income and cash flows for the years ended December 31, 2014 and 2013 consists of the consolidated results of the Partnership for the period from January 24, 2013 through December 31, 2014, the combined results of our pre-IPO predecessor for the period from January 1, 2013 through January 24, 2013, and the combined results of Granite City for the entire years of 2013 and 2014.  Our combined statements of income and cash flows for the year ended December 31, 2012 consists entirely of the combined activity of our Predecessors.

•	Our combined and consolidated balance sheet at December 31, 2014 and 2013 consists of the consolidated balances of the Partnership and the combined balances of Granite City.

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Our combined and consolidated statement of equity for the years ended December 31, 2014 and 2013 consists of the consolidated activity of the Partnership completed at and subsequent to the IPO on January 24, 2013 through December 31, 2014, the combined activity of our pre-IPO predecessor for the period from January 1, 2013 through January 24, 2013, and the combined activity of Granite City for the entire years of 2013 and 2014.  Our combined statement of equity for the year ended December 31, 2012 consists entirely of the combined activity of our Predecessors.

Prior to their acquisitions by the Partnership, the Predecessors participated in centralized financing and cash management programs not maintained at the Predecessors’ levels. Accordingly, none of SunCoke’s cash or interest income has been assigned to the Predecessors in the combined financial statements. Advances between the Predecessors and SunCoke that are specifically related to the Predecessors have been reflected in the combined financial statements. Transfers of cash to and from SunCoke’s financing and cash management program are reflected as a component of parent net equity on the Combined and Consolidated Balance Sheets. The Granite City Dropdown did not impact historical earnings per unit as pre-acquisition earnings were allocated to our general partner.